Income Taxes (Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Income Taxes
U.S. statutory rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal tax benefits	1.80%	2.50%	2.30%
Benefit of federal income tax credits	(8.30%)	(8.70%)	(8.90%)
Other, net	(2.40%)	(3.70%)	(0.90%)
Effective income tax rate	26.10%	25.10%	27.50%